Fair Value Measurements - Summary of Fair Value of Investments Measured at Net Asset Value Per Share as Practical Expedient (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 107,100,843	$ 101,048,400
Investment Measured at Net Asset Value
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,894,309	4,966,139
Collective Trust Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,894,309	4,966,139
Collective Trust Fund | Investment Measured at Net Asset Value
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 4,894,309	$ 4,966,139
Redemption Frequency	Daily	Daily
Redemption Notice Period	12 months	12 months